RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - TOTAL DERIVATIVE INSTRUMENTS (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	CAD (4,150)	CAD (4,731)
Derivative assets, Amounts Available for Offset		(17)
Total Net Derivative Instruments	(4,150)	(4,748)
Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(3,229)	(3,738)
Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(591)	(641)
Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(330)	(352)
Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	353	791
Derivative assets, Amounts Available for Offset	(231)	(216)
Derivative assets, Total Net Derivative Instruments	122	575
Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	237	774
Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	113	15
Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	3	2
Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	151	373
Derivative assets, Amounts Available for Offset	(100)	(218)
Derivative assets, Total Net Derivative Instruments	51	155
Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	131	230
Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	17	139
Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	3	4
Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(1,941)	(1,945)
Derivative liabilities, Amounts Available for Offset	231	199
Derivative liabilities, Total Net Derivative Instruments	(1,710)	(1,746)
Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(1,220)	(1,457)
Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(453)	(382)
Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(268)	(106)
Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(2,713)	(3,950)
Derivative liabilities, Amounts Available for Offset	100	218
Derivative liabilities, Total Net Derivative Instruments	(2,613)	(3,732)
Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(2,377)	(3,285)
Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(268)	(413)
Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(68)	(252)
Foreign exchange contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(2,842)	(3,782)
Total Net Derivative Instruments	(2,842)	(3,782)
Foreign exchange contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(2,614)	(3,549)
Foreign exchange contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	102	119
Foreign exchange contracts | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(330)	(352)
Foreign exchange contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	109	10
Derivative assets, Amounts Available for Offset	(103)	(3)
Derivative assets, Total Net Derivative Instruments	6	7
Foreign exchange contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	5	2
Foreign exchange contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	101	6
Foreign exchange contracts | Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	3	2
Foreign exchange contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	73	128
Derivative assets, Amounts Available for Offset	(72)	(127)
Derivative assets, Total Net Derivative Instruments	1	1
Foreign exchange contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	69	10
Foreign exchange contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	1	114
Foreign exchange contracts | Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	3	4
Foreign exchange contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(995)	(872)
Derivative liabilities, Amounts Available for Offset	103	3
Derivative liabilities, Total Net Derivative Instruments	(892)	(869)
Foreign exchange contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(727)	(765)
Foreign exchange contracts | Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented		(1)
Foreign exchange contracts | Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(268)	(106)
Foreign exchange contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(2,029)	(3,048)
Derivative liabilities, Amounts Available for Offset	72	127
Derivative liabilities, Total Net Derivative Instruments	(1,957)	(2,921)
Foreign exchange contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(1,961)	(2,796)
Foreign exchange contracts | Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(68)	(252)
Interest rate contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(1,045)	(1,173)
Total Net Derivative Instruments	(1,045)	(1,173)
Interest rate contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(336)	(409)
Interest rate contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(709)	(764)
Interest rate contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	3	2
Derivative assets, Amounts Available for Offset	(3)	(2)
Interest rate contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	3	2
Interest rate contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	8	18
Derivative assets, Amounts Available for Offset	(6)	(14)
Derivative assets, Total Net Derivative Instruments	2	4
Interest rate contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	8	18
Interest rate contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(583)	(564)
Derivative liabilities, Amounts Available for Offset	3	2
Derivative liabilities, Total Net Derivative Instruments	(580)	(562)
Interest rate contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(131)	(185)
Interest rate contracts | Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(452)	(379)
Interest rate contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(473)	(629)
Derivative liabilities, Amounts Available for Offset	6	14
Derivative liabilities, Total Net Derivative Instruments	(467)	(615)
Interest rate contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(205)	(224)
Interest rate contracts | Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(268)	(405)
Commodity contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(261)	245
Derivative assets, Amounts Available for Offset		(17)
Total Net Derivative Instruments	(261)	228
Cash collateral		17
Commodity contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(277)	231
Commodity contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	16	14
Commodity contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	241	779
Derivative assets, Amounts Available for Offset	(125)	(211)
Derivative assets, Total Net Derivative Instruments	116	568
Commodity contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	232	772
Commodity contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	9	7
Commodity contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	68	227
Derivative assets, Amounts Available for Offset	(22)	(77)
Derivative assets, Total Net Derivative Instruments	46	150
Commodity contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	61	220
Commodity contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	7	7
Commodity contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(359)	(501)
Derivative liabilities, Amounts Available for Offset	125	194
Derivative liabilities, Total Net Derivative Instruments	(234)	(307)
Commodity contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(359)	(501)
Commodity contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(211)	(260)
Derivative liabilities, Amounts Available for Offset	22	77
Derivative liabilities, Total Net Derivative Instruments	(189)	(183)
Commodity contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(211)	(260)
Other contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(2)	(21)
Total Net Derivative Instruments	(2)	(21)
Other contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)	(2)	(11)
Other contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net derivative asset/(liability)		(10)
Other contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	2
Derivative assets, Total Net Derivative Instruments	2
Other contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	1
Other contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative assets, Total Gross Derivative Instruments as Presented	1
Other contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(4)	(8)
Derivative liabilities, Total Net Derivative Instruments	(4)	(8)
Other contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	(3)	(6)
Other contracts | Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented	CAD (1)	(2)
Other contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented		(13)
Derivative liabilities, Total Net Derivative Instruments		(13)
Other contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented		(5)
Other contracts | Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Derivative liabilities, Total Gross Derivative Instruments as Presented		CAD (8)